Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Noncurrent Assets [Abstract]
Summary of Other Assets

As at December 31,	2021	2020
Intangible Assets	78	89
Private Equity Investments (Note 35)	53	52
Other Equity Investments	77	12
Net Investment in Finance Leases	60	52
Long-Term Receivables and Prepaids	77	11
Precious Metals	85	—
Other	1	—
	431	216